Financial Information of the Parent Company - Schedule of Parent Company Statements of Operation and Comprehensive (Loss) Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Parent Company Statements of Operation and Comprehensive (Loss) Income [Line Items]
OPERATING EXPENSES	$ 613,077	$ 116,740
INCOME FROM SUBSIDIARIES	133,912	100,891
NET LOSS	(479,165)	(15,849)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(131,684)	30,352
COMPREHENSIVE (LOSS) INCOME	$ (610,849)	$ 14,503